1. Summary of Significant Accounting Policies: Depreciation and Amortization (Policies)	12 Months Ended
Dec. 31, 2017
Policies
Depreciation and Amortization:

Depreciation and Amortization:

            Office machines, equipment and Company automobiles are recorded at cost and depreciated on a straight-line basis over a period of three to ten years. Leasehold improvements are amortized on a straight-line basis over five years or less depending on the term of the applicable lease. Depreciation and amortization expense for each of the three years ended December 31, 2017 was $4,268,716, $3,709,687 and $3,318,710, respectively.